Retirement Plans (Details) (Detail) - USD ($) $ in Thousands	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016	Sep. 30, 2016	Sep. 30, 2015
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Beginning accrued benefit cost	$ 1,046	$ 1,062	$ 1,062	$ 1,109
Service cost			0	0
Interest cost			44	46
Curtailment and settlement			0	0
Actuarial loss (gain)		(41)	18	(12)
Benefits paid			(78)	(81)
end of year	0		1,046	1,062
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Plan assets at fair value, beginning of year	$ 0	$ 0	0	0
Actual return on plan assets			0	0
Company contributions			78	81
Benefits paid			(78)	(81)
Plan assets at fair value, end of year			$ 0	$ 0